REVENUE INFORMATION - Primary geographical markets (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 767,688,120	$ 117,653,352	¥ 650,282,167	¥ 501,488,667
The PRC
Disaggregation of Revenue [Line Items]
Revenues	739,975,367		640,290,226	498,615,542
Japan
Disaggregation of Revenue [Line Items]
Revenues	¥ 27,712,753		¥ 9,991,941	¥ 2,873,125